Equipment on Operating Leases - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation
Sales or disposal
Exchange differences on translating foreign operations
Equipment on operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,202,768
Ending balance	5,748,187	¥ 5,202,768
Equipment on operating leases [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,678,707	6,266,953
Additions	3,134,025	2,448,469
Sales or disposal	(2,608,962)	(2,662,279)
Exchange differences on translating foreign operations	(112,651)	625,564
Other
Ending balance	7,091,119	6,678,707
Equipment on operating leases [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,475,939)	(1,540,661)
Depreciation	(876,860)	(829,868)
Sales or disposal	1,020,755	1,043,821
Exchange differences on translating foreign operations	21,499	(134,587)
Other	(32,387)	(14,644)
Ending balance	¥ (1,342,932)	¥ (1,475,939)